Accrued Expenses (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2016	Apr. 10, 2015	Feb. 25, 2015	Dec. 23, 2014	Sep. 24, 2014	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Apr. 24, 2015	Mar. 31, 2015	Feb. 10, 2015	Jan. 31, 2014	Jan. 15, 2014	Dec. 31, 2013	Oct. 16, 2013
Accounts Payable And Accrued Expenses [Line Items]
Preferred stock stated value per share							$ 0.001	$ 0.001		$ 0.001	$ 0.001
Accrued investment banking fees							$ 500,000			$ 762,300	$ 500,000
Warranty expenses										446,625	287,409
Securities issuance price minimum													$ 0.35			$ 1.22
Issuance of warrants to purchase of common stock	525,000
Fair value of warrants	$ 38,113		$ 275,908		$ 321,877		(138,339)	$ 2,194,257	$ (888,907)	(3,262,637)	(3,868,374)
Change in fair value of derivative liability								2,038,366		$ (3,067,075)	(2,975,597)
Warrants exercise price per share	$ 0.70		$ 0.70		$ 0.97					$ 1.00		$ 2.25					$ 0.50
Accrued investment which were payable in warrants										$ 77,761
Triggering Event [Member]
Accounts Payable And Accrued Expenses [Line Items]
Securities issuance price minimum										$ 1.58
ECOtality Estate [Member]
Accounts Payable And Accrued Expenses [Line Items]
Percentage of interest		50.00%
Initial payment amount		$ 1,200,000
Payment of initial professional services provider		375,000
Professional fees		$ 280,965
Forbearance amount											94,035
Commitment liabilities							$ 1,035,965				1,035,965
Paid to creditors											$ 70,000
ECOtality Estate [Member] | Series B Convertible Preferred Stock [Member]
Accounts Payable And Accrued Expenses [Line Items]
Paid to creditors										$ 210,965
U.S. Department of Energy [Member]
Accounts Payable And Accrued Expenses [Line Items]
Percentage of property reimbursed										51.00%
Fair market value of each DCFC had a market value in excess										$ 5,000									$ 5,000
Release from obligation to U.S. Department of Energy						$ 1,833,896				$ 482,611
Former Beam [Member]
Accounts Payable And Accrued Expenses [Line Items]
Issuance of warrants to purchase of common stock							746,098			325,394	746,098
Fair value of warrants										$ 26,212	$ 259,690
Reduction of warrants payable										11,919
Change in fair value of derivative liability										14,293
Series C Convertible Preferred Stock [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accrued registration rights penalty and interest								$ 866,250		728,750
Series C Convertible Preferred Stock [Member] | 350 Green and ECOtality [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accrued registration rights penalty and interest							$ 500,000			$ 728,750	$ 500,000
Stock premium percentage							12.50%			12.50%	12.50%
Series B Convertible Preferred Stock [Member]
Accounts Payable And Accrued Expenses [Line Items]
Number of preferred stock shares issued							0	8,250		8,250	0
Series B Convertible Preferred Stock [Member] | ECOtality Estate [Member]
Accounts Payable And Accrued Expenses [Line Items]
Number of preferred stock shares issued		8,250
Minimum [Member] | Former Beam [Member]
Accounts Payable And Accrued Expenses [Line Items]
Warrants exercise price per share										$ 0.17
Maximum [Member] | Former Beam [Member]
Accounts Payable And Accrued Expenses [Line Items]
Warrants exercise price per share										$ 1.50
Stock Purchase Agreement [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accrued registration rights penalty and interest				$ 1,724,823
Stock premium percentage				20.00%
Change in liability				$ 1,850,188
Stock Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Accounts Payable And Accrued Expenses [Line Items]
Preferred stock stated value per share				$ 100
Interest payable excluded form liability				$ 219,600
Number of preferred stock shares issued														283	20,414
Stock Purchase Agreement [Member] | Minimum [Member]
Accounts Payable And Accrued Expenses [Line Items]
Penalty provision percentage																		1.00%
Stock Purchase Agreement [Member] | Maximum [Member]
Accounts Payable And Accrued Expenses [Line Items]
Penalty provision percentage																		10.00%